Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net cash used in operating activities	¥ (142,822)	¥ (103,109)	¥ (330,305)
Cash flows from investing activities:
Placement of term deposits and short term investments	(5,839,637)	(6,456,943)	(9,175,619)
Maturity of term deposits and short term investments	5,810,436	6,404,429	8,844,241
Loans provided to a third party related to co-sale of Particle shares		(68,867)
Net proceeds from disposal of available-for-sale debt investments		695,937	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Net cash provided by/(used in) investing activities	(42,653)	746,219	1,460,394
Cash flows from financing activities:
Repayment of short-term bank loans			(267,886)
Proceeds from exercise of stock options			511
Dividends paid to shareholders	(3,540)	(645,244)	(703,145)
Net cash used in financing activities	(3,540)	(639,662)	(1,114,620)
Net decrease in cash, cash equivalents and restricted cash	(184,237)	(35,115)	(19,722)
Cash, cash equivalents and restricted cash at the beginning of the year	388,835	377,110	430,748
Cash, cash equivalents and restricted cash at the end of the year	204,598	388,835	377,110
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(34,801)	(44,706)	(46,388)
Cash flows from investing activities:
Placement of term deposits and short term investments			(673,350)
Maturity of term deposits and short term investments			788,056
Loans provided to a third party related to co-sale of Particle shares		(68,867)
Net proceeds from disposal of available-for-sale debt investments		695,937	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Net cash provided by/(used in) investing activities		627,070	1,875,726
Cash flows from financing activities:
Repayment of short-term bank loans			(267,886)
(Payment to)/repayment from subsidiaries and VIEs	39,171	72,262	(877,312)
Proceeds from exercise of stock options			511
Dividends paid to shareholders	4,725	(637,375)	(703,145)
Net cash used in financing activities	43,896	(565,113)	(1,847,832)
Net decrease in cash, cash equivalents and restricted cash	9,095	17,251	(18,494)
Cash, cash equivalents and restricted cash at the beginning of the year	24,932	7,681	26,175
Cash, cash equivalents and restricted cash at the end of the year	¥ 34,027	¥ 24,932	¥ 7,681